Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) [Line Items]
Lease terms	3 years
Lease liability amount		$ 273
Right-of-use asset	$ 1,176
Total cash outflows	$ 214	$ 176
Lease agreement description	The Company leases offices in Ra’anana from Malison for a period of 69 months. The contractual period of the aforesaid lease agreement ends in August 2027. The Company has an option to terminate the contract after 45 months in exchange to penalty in amount of NIS 500,000 that will be diminish in NIS 30,000 in each month from the 45th month of the contract. The Company does not currently expect to exercise this option in the lease agreement.
Vehicles [Member]
Leases (Details) [Line Items]
Lease liability amount	$ 90
Right-of-use asset	113
Offices [Member]
Leases (Details) [Line Items]
Lease liability amount	1,087
Right-of-use asset	$ 1,047